Investments Accounted for Using Equity Method - Summary of Movement of Investments in Associates and Joint Ventures (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Investments accounted for using equity method [abstract]
At January 1	¥ 4,669	¥ 4,274
Additions	1,846	356
Business combination	2	0
Share of profit, net	42	96	¥ 127
Share of other comprehensive income/(loss)	(38)	112	4
Deemed disposal (Note 7)	(4,506)	0
Disposal	(52)	(3)
Step-up acquisition accounted for as business combination	(22)	(45)
Impairment provision (note)	(82)	(64)
Currency translation differences	(30)	58
Dividend income	(170)	(115)
At December 31	¥ 1,659	¥ 4,669	¥ 4,274